Schedule I - Condensed Parent Only Financial Information - Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Investment in subsidiaries	$ 116,176	$ 115,624		$ 111,663
Total assets	5,726,170	5,777,492		6,012,683
Stockholders' Equity Attributable to Parent [Abstract]
Total liabilities	3,203,353	3,258,703		4,342,877
Common stock value	32	32		20
Additional paid-incapital	3,354,383	3,348,546		2,337,471
Accumulated deficit	(921,217)	(921,101)		(745,295)
Loans to Karman Topco L.P.	6,322	6,316		6,244
Accumulated other comprehensive income (loss)	(1,746)	674		(8,153)
Total equity attributable to stockholder of Advantage Solutions Inc.	2,425,130	2,421,835		1,577,799
Total stockholders' equity	2,520,944	2,518,789	$ 1,635,634	1,669,806	$ 1,669,314	$ 2,847,366
Total liabilities and stockholder's equity	$ 5,726,170	5,777,492		6,012,683
Parent Company
Assets
Investment in subsidiaries		2,443,069		1,577,799
Total assets		2,443,069		1,577,799
Stockholders' Equity Attributable to Parent [Abstract]
Warrant liability		21,334		0
Total liabilities		21,334		0
Common stock value		32		23
Additional paid-incapital		3,348,546		2,337,468
Accumulated deficit		(921,101)		(745,295)
Loans to Karman Topco L.P.		(6,316)		(6,244)
Accumulated other comprehensive income (loss)		674		(8,153)
Total equity attributable to stockholder of Advantage Solutions Inc.		2,421,835		1,577,799
Total stockholders' equity		2,421,835		1,577,799
Total liabilities and stockholder's equity		$ 2,443,069		$ 1,577,799